UNREALIZED LOSSES ON SECURITIES (Schedule of Gross Unrealized Losses and Fair Value) (Details) - USD ($) $ in Thousands		Jun. 30, 2017	Jun. 30, 2016
Less Than Twelve Months
Fair Value		$ 63,516	$ 41,821
Gross Unrealized Losses		(156)	(165)
Twelve Months or Greater
Fair Value		23,943	38,012
Gross Unrealized Losses		(369)	(790)
Total
Fair Value		87,459	79,833
Gross Unrealized Losses		(525)	(955)
Corporate Debt Securities [Member]
Less Than Twelve Months
Fair Value		37,965	19,313
Gross Unrealized Losses		(83)	(27)
Twelve Months or Greater
Fair Value		994	6,243
Gross Unrealized Losses		(1)	(13)
Total
Fair Value		38,959	25,556
Gross Unrealized Losses		(84)	(40)
Obligations of States and Political Subdivisions [Member]
Less Than Twelve Months
Fair Value		1,827
Gross Unrealized Losses		(4)
Twelve Months or Greater
Fair Value
Gross Unrealized Losses
Total
Fair Value		1,827
Gross Unrealized Losses		(4)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Less Than Twelve Months
Fair Value		23,724	17,862
Gross Unrealized Losses		(69)	(136)
Twelve Months or Greater
Fair Value		22,949	31,769
Gross Unrealized Losses		(368)	(777)
Total
Fair Value		46,673	49,631
Gross Unrealized Losses		$ (437)	(913)
Foreign Debt Securities [Member]
Less Than Twelve Months
Fair Value	[1]		4,646
Gross Unrealized Losses	[1]		(2)
Twelve Months or Greater
Fair Value	[1]
Gross Unrealized Losses	[1]
Total
Fair Value	[1]		4,646
Gross Unrealized Losses	[1]		$ (2)

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.